Income Taxes - Schedule of Reconciliation of the Effective Tax Rate With the Statutory Federal Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of The Effective Tax Rate With The Statutory Federal Income Tax Rate [Abstract]
Federal tax benefit at statutory rate	(21.00%)	(21.00%)
State tax benefit, net of Federal tax benefit	(5.10%)	(6.50%)
Non-deductible expenses	6.20%
Change in estimated effective tax rate	(1.40%)
Change in valuation allowance	21.30%	27.50%
Effective tax rate	0.00%	0.00%